Intangible assets, net - Amortization expenses and Estimated amortization expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets, net
Amortization expenses	¥ 79,216	¥ 43,488	¥ 7,876
Estimated amortization expenses
Estimated amortization expenses, year one	110,275
Estimated amortization expenses, year two	108,880
Estimated amortization expenses, year three	107,013
Estimated amortization expenses, year four	97,914
Estimated amortization expenses, year five	¥ 91,174